Consolidated Balance Sheets - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 15,318,201	$ 23,561,807
Inventories	2,143,504	1,879,853
Accounts receivable	476,164	73,073
Prepayments	399,290	107,511
Restricted cash – current assets	1,968,814	2,174,806
Other current assets	4,544,273	3,598,596
Total current assets	24,850,246	31,395,646
Non-current assets:
Property, plant and equipment	29,622,945	29,339,380
Less accumulated depreciation	(25,523,265)	(24,984,001)
Property, plant & equipment - net	4,099,680	4,355,379
Intangible assets	16,371,996	16,371,996
Less amortization of intangible assets	(3,720,908)	(2,084,605)
Intangible assets - net	12,651,088	14,287,391
Right-of-use asset	2,050,336	4,024,962
Restricted cash	812,204	2,318,507
Other non-current assets	38,421	0
Total non-current assets	19,651,729	24,986,239
Total assets	44,501,975	56,381,885
Current liabilities:
Accounts payable	436,763	447,523
Accrued expenses	2,800,815	1,152,008
Contingent consideration	2,067,255	1,947,546
Other liabilities	2,823,322	2,659,534
Contract liabilities	38,431	1,628,426
Lease liability	500,284	524,844
Employee entitlements liabilities	670,295	602,711
Short-term loan - unsecured	64,900	0
Total current liabilities	9,402,065	8,962,592
Non-current liabilities:
Asset retirement obligations	2,721,260	2,734,800
Long-term loan - unsecured	0	40,741
Employee entitlements liabilities	29,268	20,960
Deferred income tax liability	3,050,837	3,050,837
Lease liability	1,690,716	3,594,531
Total non-current liabilities	7,492,081	9,441,869
Total liabilities	16,894,146	18,404,461
Commitments and contingencies
Stockholders’ equity:
Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 177,828,504 shares at December 31, 2021 (177,611,854 at December 31, 2020)	17,783	17,761
Additional paid-in capital	93,737,565	93,570,030
Accumulated deficit	(55,317,296)	(47,679,272)
Current year loss	(10,506,935)	(7,638,024)
Accumulated other comprehensive loss	(323,288)	(293,071)
Total stockholders’ equity	27,607,829	37,977,424
Total liabilities and stockholders’ equity	$ 44,501,975	$ 56,381,885